Other liabilities	12 Months Ended
Dec. 31, 2019
Disclosure of Other Liabilities [Abstract]
Other liabilities
24.	Other liabilities
In connection with IPO, the Group have signed the Deposit Agreement for the five years from May 8, 2019 till May 8, 2024, in accordance with which the Group has received the advance in the amount of RUB 169,780 thousand from the depositary as a consideration for the serving as a sole depositary of the Group’s ADSs during the contract period. The income is recognized on a straight-line basis over the period of the contract (taking into account the significant financing component) and totalling RUB 22,095 thousand for the year ended December 31, 2019. The income is presented within line “Other income” in the consolidated statement of income and other comprehensive income.

The advance is presented within line
“Non-current
other liabilities” and “Current other liabilities” in the consolidated statement of financial position, and a change in the other liabilities relating to the Deposit Agreement of RUB 147,685 thousand is included in the line “Change in other liabilities” in the consolidated statement of cash flows.

(in thousands of Russian Roubles)

	December 31, 2019	December 31, 2018
Non-current other liabilities
Advance from depositary	126,828	—

Total	126,828	—

Current other liabilities
Advance from depositary – current portion	23,880	—

Total	23,880	—